                            NEW ENGLAND ZENITH FUND

                   STATE STREET RESEARCH MONEY MARKET SERIES

                                   FORM N-14

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                                March 24, 2003

   This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of the Money Market Fund (the "GACC Series"), a series of the General American Capital Company (the "Company"), into the State Street Research Money Market Series (the "Zenith Series"), a series of the New England Zenith Fund (the "Trust"). The Company is a Maryland corporation and the Trust is a Massachusetts business trust.

   This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated March 24, 2003 (the "Prospectus/Proxy Statement") of the Trust, which relates to the Merger. As described in the Prospectus/Proxy Statement, the Merger would involve the transfer of all the assets of the GACC Series in exchange for shares of the Zenith Series and the assumption of all the liabilities of the GACC Series by the Zenith Series. The GACC Series would distribute the Zenith Series shares it receives to its shareholders in complete liquidation of the GACC Series.

   This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the New England Zenith Fund, 501 Boylston Street, Boston, Massachusetts 02116.

                               TABLE OF CONTENTS

             I.  Additional Information about the Zenith Series 1
             II. Financial Statements.......................... 1

I.  Additional Information about the Zenith Series.

   Incorporated by reference to Part B of Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A (File No. 2-83538 filed on April 29, 2002).

II.  Financial Statements.

   This SAI is accompanied by the Trust's Annual Report for the Zenith Series for the fiscal year ended December 31, 2002, which contains historical financial information regarding the Zenith Series. Such report has been filed with the SEC and is incorporated herein by reference. This SAI is also accompanied by the Company's Annual Report for the GACC Series for the fiscal year ended December 31, 2002, which contains historical financial information regarding the GACC Series. Such report has been filed with the SEC and is incorporated herein by reference.

   The Zenith Series, as the legal survivor of the proposed Merger, will be the accounting survivor of the Merger, which means that the financial and accounting records of the Zenith Series for the periods prior to the Merger will be carried forward by the Zenith Series. Pro forma financial statements of the Zenith Series for its Merger with the GACC Series are provided on the following pages.

     NEW ENGLAND ZENITH STATE STREET RESEARCH MONEY MARKET SERIES COMBINED
                                (unaudited)(d)

                               December 31, 2002

   Par
  Value                      Asset Name                   Rate  Maturity Date Market Value
------------------------------------------------------------------------------------------
 5,000,000 AIG Funding, Inc.............................. 1.490  02/03/2003   $  4,993,171
10,000,000 American Express Credit Corp.................. 1.320  02/25/2003      9,979,833
 4,500,000 American Express Credit Corp.................. 1.500  03/05/2003      4,488,188
 4,000,000 American Express Credit Corp.................. 1.290  03/31/2003      3,987,243
12,814,000 Archer Daniels Midland Co..................... 1.600  02/05/2003     12,794,067
 5,000,000 Archer Daniels Midland Co..................... 1.300  04/08/2003      4,982,486
 2,010,000 Barton Capital Corp........................... 1.340  01/08/2003      2,009,476
 4,525,000 Barton Capital Corp........................... 1.320  01/10/2003      4,523,507
 5,000,000 Barton Capital Corp........................... 1.340  01/17/2003      4,997,022
 3,000,000 Barton Capital Corp........................... 1.350  01/24/2003      2,997,413
   870,000 Bavaria GLB Corp.............................. 1.800  01/08/2003        869,680
 4,000,000 Bavaria GLB Corp.............................. 1.450  01/27/2003      3,995,871
 1,315,000 Bavaria GLB Corp.............................. 1.600  01/27/2003      1,313,481
 4,830,000 Bavaria GLB Corp.............................. 1.480  02/20/2003      4,820,624
 5,000,000 BP America, Inc............................... 1.200  01/02/2003      4,999,833
 9,400,000 BP America, Inc............................... 1.300  02/18/2003      9,383,707
10,000,000 Canadian Imperial Holdings, Inc............... 1.810  01/06/2003      9,997,486
 6,000,000 Canadian Imperial Holdings, Inc............... 1.780  01/14/2003      5,996,143
 6,000,000 Cargill, Inc.................................. 1.680  01/10/2003      5,997,480
 6,114,000 Cargill, Inc.................................. 1.300  02/10/2003      6,105,169
 6,000,000 Cargill, Inc.................................. 1.330  02/18/2003      5,989,360
10,000,000 Caterpillar Financial Services Corp........... 1.310  02/18/2003      9,982,533
   500,000 Centennial Energy Holdings.................... 1.400  01/15/2003        499,727
 2,000,000 CIT Group Holdings, Inc....................... 1.750  01/08/2003      1,999,263
 4,000,000 CIT Group Holdings, Inc....................... 1.670  01/17/2003      3,997,497
 1,000,000 CIT Group Holdings, Inc....................... 1.780  01/31/2003        998,492
 2,000,000 CIT Group Holdings, Inc....................... 1.860  02/03/2003      1,997,466
 5,000,000 CIT Group Holdings, Inc....................... 1.470  03/21/2003      4,985,445
 2,000,000 CIT Group, Inc................................ 2.210  04/07/2003      2,000,000
 4,000,000 Citicorp...................................... 1.700  01/09/2003      3,998,489
14,000,000 Citicorp...................................... 1.350  02/27/2003     13,970,075
 3,500,000 Clipper Receivables Corp...................... 1.720  01/17/2003      3,497,810
 2,000,000 Clipper Receivables Corp...................... 1.330  01/28/2003      1,997,858
 2,500,000 Cooperative Association of Tractor Dealers "A" 1.800  01/03/2003      2,499,764
 1,000,000 Cooperative Association of Tractor Dealers "A" 1.750  01/06/2003        999,753
 1,290,000 Cooperative Association of Tractor Dealers "A" 1.470  01/17/2003      1,289,157
 1,000,000 Cooperative Association of Tractor Dealers "A" 1.400  02/04/2003        998,678
   465,000 Cooperative Association of Tractor Dealers "A" 1.830  02/26/2003        463,995
 1,700,000 Cooperative Association of Tractor Dealers "B" 1.400  01/03/2003      1,699,868
 1,000,000 Cooperative Association of Tractor Dealers "B" 1.800  01/03/2003        999,905
 1,000,000 Cooperative Association of Tractor Dealers "B" 1.600  01/15/2003        999,432
   930,000 Cooperative Association of Tractor Dealers "B" 1.420  01/24/2003        929,156
 1,000,000 Cooperative Association of Tractor Dealers "B" 1.380  01/28/2003        998,948
 1,500,000 Cooperative Association of Tractor Dealers "B" 1.380  02/06/2003      1,497,888
 1,500,000 Cooperative Association of Tractor Dealers "B" 1.400  02/10/2003      1,497,667
 1,980,000 Dealers Capital Access Trust, Inc............. 1.360  01/06/2003      1,979,626
 3,520,000 Dealers Capital Access Trust, Inc............. 1.410  01/06/2003      3,519,311
 1,310,000 Dealers Capital Access Trust, Inc............. 1.460  01/21/2003      1,308,937
 2,000,000 Dealers Capital Access Trust, Inc............. 1.480  01/21/2003      1,998,356
   156,000 Dealers Capital Access Trust, Inc............. 1.450  01/31/2003        155,811

     NEW ENGLAND ZENITH STATE STREET RESEARCH MONEY MARKET SERIES COMBINED
                                (unaudited)(d)

                               December 31, 2002

   Par                                                                   Market
  Value                  Asset Name                Rate  Maturity Date   Value
---------------------------------------------------------------------------------
   820,000 Dealers Capital Access Trust, Inc...... 1.480  02/04/2003   $  818,953
 5,000,000 Dealers Capital Access Trust, Inc...... 1.380  02/11/2003    4,992,356
 2,650,000 Dealers Capital Access Trust, Inc...... 1.380  03/04/2003    2,643,925
 7,000,000 Deer Park Refining, L.P................ 1.350  02/10/2003    6,989,562
 7,000,000 Delaware Funding Corp.................. 1.780  01/14/2003    6,995,501
 6,000,000 Delaware Funding Corp.................. 1.350  01/16/2003    5,996,625
 7,456,000 Delaware Funding Corp.................. 1.360  01/24/2003    7,449,522
   800,000 Duff & Phelps Utilities Income, Inc.... 2.200  03/04/2003      798,166
 1,000,000 Duff & Phelps Utilities Income, Inc.... 1.400  03/11/2003      997,453
 6,000,000 Duff & Phelps Utilities Income, Inc.... 1.400  03/19/2003    5,982,969
 1,286,000 Duff & Phelps Utilities Income, Inc.... 1.600  04/22/2003    1,280,847
   500,000 Duff & Phelps Utilities Income, Inc.... 1.800  05/01/2003      497,850
10,157,000 Eaglefunding Capital Corp.............. 1.410  01/06/2003   10,155,011
   697,000 Eaglefunding Capital Corp.............. 1.810  01/13/2003      696,690
 5,000,000 Eaglefunding Capital Corp.............. 1.390  01/21/2003    4,996,139
 1,000,000 Eaglefunding Capital Corp.............. 1.380  01/23/2003      999,139
   254,000 Eaglefunding Capital Corp.............. 1.810  02/04/2003      253,676
   868,000 Eaglefunding Capital Corp.............. 1.780  02/10/2003      866,706
 5,000,000 Edison Asset Securitization............ 1.310  02/12/2003    4,991,902
10,000,000 Edison Asset Security.................. 1.360  04/22/2003    9,958,067
 8,000,000 Edison Asset Security.................. 1.340  05/12/2003    7,960,991
 1,167,000 Enterprise Funding Corp................ 1.730  01/09/2003    1,166,570
 7,770,000 Enterprise Funding Corp................ 1.380  01/10/2003    7,767,319
 3,600,000 Falcon Asset Securitization............ 1.370  01/03/2003    3,599,726
 5,000,000 Falcon Asset Securitization............ 1.360  01/06/2003    4,999,056
 5,000,000 Falcon Asset Securitization............ 1.340  01/13/2003    4,997,767
 2,670,000 Falcon Asset Securitization............ 1.340  01/24/2003    2,667,714
 3,400,000 Fayette Funding, Ltd................... 1.400  01/16/2003    3,398,017
   960,000 Fayette Funding, Ltd................... 1.470  01/16/2003      959,412
 7,000,000 Fayette Funding, Ltd................... 1.400  01/17/2003    6,995,644
11,000,000 FCAR Owner Trust....................... 1.760  01/23/2003   10,988,169
 8,000,000 FCAR Owner Trust....................... 1.710  01/24/2003    7,991,260
10,000,000 Federal National Mortgage Association.. 1.290  04/25/2003    9,959,150
   656,000 Fountain Square Commerce Funding (144A) 1.800  04/01/2003      653,829
 7,000,000 FPL Fuels, Inc......................... 1.370  01/31/2003    6,992,008
 3,615,000 FPL Fuels, Inc......................... 1.400  01/31/2003    3,610,783
 7,000,000 FPL Fuels, Inc......................... 1.410  01/31/2003    6,991,658
 2,000,000 General Electric Capital Corp.......... 1.700  01/09/2003    1,999,244
10,000,000 General Electric Capital Corp.......... 1.340  05/08/2003    9,952,728
 5,000,000 General Electric Capital Corp.......... 1.340  05/14/2003    4,975,247
 4,000,000 Goldman Sachs Group, L.P............... 1.800  01/06/2003    3,999,000
 9,000,000 Goldman Sachs Group, L.P............... 1.770  01/13/2003    8,994,690
 2,090,000 Halogen Capital Co..................... 1.350  01/14/2003    2,088,987
 6,000,000 International Business Machines Corp... 1.790  02/10/2003    5,988,067
13,000,000 J.P. Morgan Chase & Co................. 1.690  01/07/2003   12,996,338
 7,000,000 Kittyhawk Funding Corp................. 1.320  01/23/2003    6,994,353
 7,000,000 L'Oreal USA, Inc....................... 1.380  01/27/2003    6,993,023
 4,000,000 Market Street Funding Corp............. 1.330  01/17/2003    3,997,497
 1,000,000 Market Street Funding Corp............. 1.400  01/17/2003      999,378
 5,735,000 Market Street Funding Corp............. 1.380  01/27/2003    5,729,123

     NEW ENGLAND ZENITH STATE STREET RESEARCH MONEY MARKET SERIES COMBINED
                                (unaudited)(d)

                               December 31, 2002

   Par
  Value                     Asset Name                   Rate  Maturity Date Market Value
-----------------------------------------------------------------------------------------
 7,000,000 Market Street Funding Corp................... 1.370  01/29/2003   $  6,992,541
 6,000,000 MDU Resources Group, Inc..................... 1.400  01/09/2003      5,998,134
 3,500,000 MDU Resources Group, Inc..................... 1.320  01/21/2003      3,497,433
 4,000,000 MDU Resources Group, Inc..................... 1.320  01/28/2003      3,996,040
 9,500,000 Merril Lynch & Co., Inc...................... 1.760  01/30/2003      9,486,531
 5,000,000 Merril Lynch & Co., Inc...................... 1.510  02/21/2003      4,989,304
 9,000,000 Montauk Funding Corp......................... 1.330  01/06/2003      8,998,338
 4,000,000 Montauk Funding Corp......................... 1.340  01/10/2003      3,998,660
 4,000,000 Montauk Funding Corp......................... 1.360  01/27/2003      3,995,871
11,000,000 Morgan Stanley Dean Witter & Co.............. 1.750  01/16/2003     10,991,980
 9,000,000 Morgan Stanley Dean Witter & Co.............. 1.760  01/24/2003      8,989,880
 4,720,000 Old Line Funding Corp........................ 1.350  01/07/2003      4,718,938
 3,610,000 Old Line Funding Corp........................ 1.330  01/10/2003      3,608,758
   785,000 Old Line Funding Corp........................ 1.350  01/10/2003        784,735
 5,635,000 Oval Funding Corp............................ 1.400  01/28/2003      5,629,083
 5,000,000 Oval Funding Corp............................ 1.400  01/29/2003      4,994,556
 4,865,000 Oval Funding Corp............................ 1.400  01/30/2003      4,859,513
 5,000,000 Park Avenue Recreation Corp.................. 1.340  01/21/2003      4,996,278
 7,000,000 Park Avenue Recreation Corp.................. 1.320  02/06/2003      6,990,760
 5,022,000 Park Avenue Recreation Corp.................. 1.350  02/11/2003      5,014,278
 6,576,000 Pitney Bowes, Inc............................ 1.300  01/06/2003      6,574,812
10,000,000 Preferred Receivables Funding Corp........... 1.340  01/13/2003      9,995,533
 6,000,000 Preferred Receivables Funding Corp........... 1.320  01/14/2003      5,997,140
10,000,000 Province of Quebec........................... 1.300  03/21/2003      9,971,472
 4,752,000 Province of Quebec........................... 1.270  06/10/2003      4,725,178
 8,500,000 Restructured Asset Securities Enhanced (144A) 1.570  01/15/2003      8,500,000
 2,450,000 Salomon Smith Barney Holdings, Inc........... 1.350  01/06/2003      2,449,541
 1,150,000 Salomon, Inc................................. 7.500  02/01/2003      1,155,525
 8,575,000 Sheffield Receivables Corp................... 1.370  01/21/2003      8,568,474
 1,000,000 Sheffield Receivables Corp................... 1.340  02/06/2003        998,660
 6,000,000 Sheffield Receivables Corp................... 1.340  01/07/2003      5,998,660
 2,330,000 Sheffield Receivables Corp................... 1.360  01/10/2003      2,329,208
 4,000,000 Sheffield Receivables Corp................... 1.330  01/15/2003      3,997,931
 1,930,000 Sheffield Receivables Corp................... 1.350  01/21/2003      1,928,550
 4,000,000 Sheffield Receivables Corp................... 1.350  01/23/2003      3,996,700
10,000,000 The Coca-Cola Co............................. 1.270  03/07/2003      9,977,070
 5,000,000 Thunder Bay Funding, Inc..................... 1.330  01/06/2003      4,999,076
 1,000,000 Thunder Bay Funding, Inc..................... 1.420  01/15/2003        999,448
11,700,000 Thunder Bay Funding, Inc..................... 1.320  02/07/2003     11,683,081
 5,000,000 Toronto Dominion Holdings.................... 1.765  01/27/2003      4,993,626
 7,500,000 Toronto Dominion Holdings.................... 1.330  06/17/2003      7,453,727
   400,000 Triple A One Funding Corp.................... 1.400  01/03/2003        399,969
 2,011,000 Triple A One Funding Corp.................... 1.350  01/14/2003      2,010,019
 2,045,000 Triple A One Funding Corp.................... 1.350  01/15/2003      2,043,926
 4,960,000 Triple A One Funding Corp.................... 1.370  01/15/2003      4,957,358
 1,003,000 Triple A One Funding Corp.................... 1.460  01/17/2003      1,002,349
 5,000,000 Triple A One Funding Corp.................... 1.330  01/29/2003      4,994,479
 5,000,000 UBS Finance, Inc............................. 1.350  01/06/2003      4,999,063
10,000,000 UBS Finance, Inc............................. 1.310  02/13/2003      9,984,353
 3,100,000 UBS Finance, Inc............................. 1.290  03/05/2003      3,093,002

     NEW ENGLAND ZENITH STATE STREET RESEARCH MONEY MARKET SERIES COMBINED
                                (unaudited)(d)

                               December 31, 2002

    Par
   Value               Asset Name            Rate  Maturity Date Market Value
-----------------------------------------------------------------------------
    767,227 Volkswagen Auto Lease Trust..... 1.390  01/20/2003    $   767,213
  6,000,000 Wells Fargo & Co................ 1.810  01/06/2003      5,998,492
 10,000,000 Windmill Funding Corp........... 1.780  01/02/2003      9,999,506
  3,000,000 Windmill Funding Corp........... 1.710  01/08/2003      2,999,002
  6,000,000 Windmill Funding Corp........... 1.550  01/15/2003      5,996,383
  5,000,000 Windmill Funding Corp........... 1.790  01/03/2003      4,999,528
  2,500,000 Windmill Funding Corp........... 1.780  01/07/2003      2,499,449
  4,000,000 Windmill Funding Corp........... 1.330  01/14/2003      3,998,079
  2,500,000 Windmill Funding Corp........... 1.350  01/22/2003      2,498,031
  4,860,000 World Omni Vehicle Leasing, Inc. 1.370  01/15/2003      4,857,411
  2,675,000 World Omni Vehicle Leasing, Inc. 1.370  01/16/2003      2,673,473
  5,000,000 World Omni Vehicle Leasing, Inc. 1.370  01/17/2003      4,996,955
 12,000,000 Yorkshire Building Society...... 1.360  01/28/2003     11,987,669
764,301,227 Total Investments
             (Cost $763,322,484)............                     $763,330,686

                            NEW ENGLAND ZENITH FUND

            COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

                         December 31, 2002 (UNAUDITED)

                                              General American New England Zenith Fund   Adjustments
                                              Capital Company   State Street Research  (References are
                                                Money Market        Money Market        to Pro Forma       Pro Forma
                                                    Fund               Series            Footnotes)        Combined
                                              ---------------- ----------------------- ---------------   ------------
                   Assets
Investments at value *.......................   $372,148,114        $391,182,572        $          0     $763,330,686
Cash.........................................         73,040              28,009                   0          101,049
Receivable for:
  Fund shares sold...........................        210,279           1,507,607                   0        1,717,886
  Open forward currency contracts--net.......              0                   0                   0                0
  Futures variation margin...................              0                   0                   0                0
  Dividends and interest.....................         53,298                   0                   0           53,298
  Foreign taxes..............................              0                   0                   0                0
  Other assets...............................              0                 860                   0              860
Prepaid expense..............................              0                   0                   0                0
                                                ------------        ------------        ------------     ------------
   Total assets..............................    372,484,731         392,719,048                   0      765,203,779
                                                ------------        ------------        ------------     ------------
                Liabilities
Payable for
  Securities purchased.......................              0                   0                   0                0
  Fund shares redeemed.......................              0           2,990,441                   0        2,990,441
  Open forward currency contracts--net.......              0                   0                   0                0
  Return of collateral for securities loaned.              0                   0                   0                0
  Foreign taxes..............................              0                   0                   0                0
Accrued expenses:
   Management fees...........................         39,406             115,725                   0          155,131
   Administrative fees.......................         25,220                   0                   0           25,220
   Service and distribution fees.............              0              11,934                   0           11,934
   Deferred trustees fees....................              0             136,670                   0          136,670
   Other expenses............................              0              52,802                   0           52,802
                                                ------------        ------------        ------------     ------------
   Total liabilities.........................         64,626           3,307,572                   0        3,372,198
                                                ------------        ------------        ------------     ------------
Net Assets...................................   $372,420,105        $389,411,476        $          0     $761,831,581
                                                ============        ============        ============     ============
Net assets consist of:
  Capital paid in............................   $372,413,801        $389,411,476        $          0     $761,825,277
  Undistributed net investment income........              0                   0                   0                0
  Accumulated net realized gains (losses)....         (1,898)                  0                   0           (1,898)
  Unrealized appreciation (depreciation) on
   investments and futures contracts.........          8,202                   0                   0            8,202
                                                ------------        ------------        ------------     ------------
   Total.....................................   $372,420,105        $389,411,476        $          0     $761,831,581
                                                ============        ============        ============     ============
Net Assets--Class A..........................   $372,420,105        $332,151,135        $          0     $704,571,240
                                                ============        ============        ============     ============
Net Assets--Class B..........................            n/a        $ 57,260,341        $          0     $ 57,260,341
                                                ============        ============        ============     ============
Capital shares outstanding--Class A..........     16,816,284           3,321,511         (13,092,083)(a)    7,045,712
                                                ============        ============        ============     ============
Capital shares outstanding--Class B..........            n/a             572,604                   0          572,604
                                                ============        ============        ============     ============
Net Asset Value and Offering Price Per
 Share--Class A..............................   $      22.15        $     100.00        $          0     $     100.00
                                                ============        ============        ============     ============
Net Asset Value and Offering Price Per
 Share--Class B..............................            n/a        $     100.00                 n/a     $     100.00
                                                ============        ============        ============     ============
* Identified cost of investments.............   $372,139,912        $391,182,572        $          0     $763,322,484

                       See notes to financial statements

                            NEW ENGLAND ZENITH FUND

                  COMBINED PRO FORMA STATEMENT OF OPERATIONS
              For the period ended December 31, 2002 (UNAUDITED)

                                           General American New England Zenith Fund   Adjustments
                                           Capital Company   State Street Research  (References are
                                             Money Market        Money Market        to Pro Forma       Pro Forma
                                                 Fund               Series            Footnotes)        Combined
                                           ---------------- ----------------------- ---------------    -----------
Investment Income
   Interest income........................    $6,735,719          $6,351,768           $       0       $13,087,487
                                              ----------          ----------           ---------       -----------
                                               6,735,719           6,351,768                   0        13,087,487
Expenses
   Management fees........................       458,910           1,214,856             826,073/(b)/    2,499,839
   Service and distribution fees..........             0              86,674                   0            86,674
   Administrative fee.....................       293,703                   0            (293,703)/(c)/           0
   Trustees fees and expenses.............             0              23,102                   0            23,102
   Custodian..............................             0             105,070              27,535/(e)/      132,605
   Audit and tax services.................             0              21,450                   0            21,450
   Legal..................................             0              18,470                   0            18,470
   Printing...............................             0              81,504              25,125/(e)/      106,629
   Insurance..............................             0               6,007                   0             6,007
   Miscellaneous expenses.................             0              20,701                   0            20,701
                                              ----------          ----------           ---------       -----------
      Total Expenses......................       752,613           1,577,834             585,030         2,915,477
                                              ----------          ----------           ---------       -----------
   Net investment income..................     5,983,106           4,773,934                   0        10,172,010
                                              ----------          ----------           ---------       -----------
Realized and Unrealized Gain (Loss) on
 Investments
   Net realized gain (loss) on
    investments...........................        (1,430)                  0                   0            (1,430)
   Net realized gain (loss) on foreign
    currency transactions.................             0                   0                   0                 0
   Net realized gain (loss) on futures
    transactions..........................             0                   0                   0                 0
                                              ----------          ----------           ---------       -----------
      Net realized gain (loss) on
       investments, foreign currency,
       and futures transactions...........        (1,430)                  0                   0            (1,430)
   Net unrealized appreciation
    (depreciation) on investments.........       (23,428)                  0                   0           (23,428)
   Net unrealized appreciation
    (depreciation) on foreign currency
    transactions..........................             0                   0                   0                 0
   Net unrealized appreciation
    (depreciation) on futures
    transactions..........................             0                   0                   0                 0
                                              ----------          ----------           ---------       -----------
      Net unrealized gain (loss) on
       investments, foreign currency,
       and futures transactions...........       (23,428)                  0                   0           (23,428)
                                              ----------          ----------           ---------       -----------
   Net gain (loss)........................       (24,858)                  0                   0           (24,858)
Net increase (decrease) in Net Assets from
 Operations...............................    $5,958,248          $4,773,934           $(585,030)      $10,147,152
                                              ==========          ==========           =========       ===========

         NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (Unaudited)

                               December 31, 2002

INTRODUCTORY PARAGRAPH

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's Money Market Fund ("GACC Money Market Fund") in exchange for shares of New England Zenith State Street Research Money Market Series ("State Street Research Money Market Series") at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, State Street Research Money Market Series, and the results of operations of State Street Research Money Market Series for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan or Reorganization.

   The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the GACC Money Market Fund and State Street Research Money Market Series, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

   The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the GACC Money Market Fund and State Street Research Money Market Series, which are incorporated by reference in the Statement of Additional Information.

  Security valuation

   As permitted under Rule 2a-7 of the 1940 Act, and subject to certain conditions therein, the State Street Research Money Market Series employs the amortized cost method of security valuation which, the Trust's Board of Trustees (the "Board") has determined, approximates the fair market net asset value per share of the Series. The Board monitors the deviations between the Series' net asset value per share, as determined by using available market quotations, and its amortized cost price per share. If the deviation exceeds 1/2 of 1%, the Board will consider what action, if any, should be initiated.

  Estimates and Assumptions

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Federal taxes

   The State Street Research Money Market Series, which is a separate taxable entity, intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

                               December 31, 2002


Note a

   Reflects change in shares outstanding due to the issuance of Class A shares of State Street Research Money Market Series in exchange for Class A Shares of GACC Money Market Fund based upon the net asset value of the State Street Research Money Market Series' Class A shares at December 31, 2002.

Note b

   Reflects the State Street Research Money Market Series investment advisory fee rate of 0.35%.

Note c

   Reflects reclassification of certain balances to conform to the State Street Research Money Market Series' expense structure.

Note d

   No realignment of the portfolio is expected in connection with the Merger.

Note e

   Reflects adjustment for estimated costs arising from the Merger.